Significant and Critical Accounting Policies and Practices (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Computer equipment and software [Member]
Property and Equipment, Estimated Useful Life (Years)	3 years	3 years
Furniture and fixture [Member]
Property and Equipment, Estimated Useful Life (Years)	5 years	5 years
Leasehold improvement [Member]
Property and Equipment, Estimated Useful Life (Years)	5 years